Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Change in benefit obligation:
Benefit obligation at beginning of year	1,216	1,036	101	88
Service cost	36	31	13	11
Interest cost	21	21	1	1
Employee contributions	4	4	—	—
Plan amendments	—	1	—	—
Benefits paid	(25)	(13)	(5)	(11)
Effect of settlement	(8)	(2)	—	—
Business combination	3	—	—	—
Actuarial (gain) loss	(48)	83	—	3
Foreign currency translation and other adjustments	(34)	55	(16)	9
Benefit obligation at end of year	1,165	1,216	94	101

Change in plan assets:
Plan assets at fair value at beginning of year	718	597	—	—
Actual return on plan assets	32	84	—	—
Employer contributions	17	17	—	—
Employee contributions	4	4	—	—
Benefits paid	(12)	(3)	—	—
Effect of settlement	(8)	—	—	—
Business combination	2	—	—	—
Foreign currency translation and other adjustments	(10)	19	—	—
Plan assets at fair value at end of year	743	718	—	—
Funded status	(422)	(498)	(94)	(101)

Net amount recognized in the consolidated balance sheets consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Non-current assets	15	4	—	—
Current liabilities	(11)	(9)	(4)	(4)
Long-term liabilities	(426)	(493)	(90)	(97)
Net amount recognized	(422)	(498)	(94)	(101)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as at December 31, 2019	197	3	200
Net amount generated/arising in current year	21	1	22
Amortization	(13)	(1)	(14)
Foreign currency translation adjustment	11	—	11
Accumulated other comprehensive loss as at December 31, 2020	216	3	219
Net amount generated/arising in current year	(56)	—	(56)
Amortization	(12)	(1)	(13)
Foreign currency translation adjustment	(6)	—	(6)
Accumulated other comprehensive loss as at December 31, 2021	142	2	144

Schedule of Accumulated Benefit Obligations

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Accumulated benefit obligations	1,004	1,053	79	83

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Service cost	36	31	27	13	11	5
Interest cost	21	21	24	1	1	1
Expected return on plan assets	(24)	(23)	(22)	—	—	—
Amortization of actuarial net loss (gain)	12	12	10	—	3	7
Amortization of prior service cost	1	1	1	—	—	—
Effect of settlement	—	1	3	—	—	—
Net periodic benefit cost	46	43	43	14	15	13

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2021	2020
Discount rate	1.84%	1.45%
Salary increase rate	2.27%	2.43%
Expected long-term rate of return on funds for the pension expense of the following year	3.19%	3.44%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2021	2020	2019
Discount rate	1.45%	1.95%	2.75%
Salary increase rate	2.43%	2.48%	2.32%
Expected long-term rate of return on funds for the pension expense of the year	3.44%	4.04%	4.16%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation as at December 31, 2021 and December 31, 2020 is as follows:

	Percentage of Plan Assets at December
Asset Category	2021	2020
Cash and cash equivalents	1%	1%
Equity securities	17%	23%
Government debt securities	12%	12%
Corporate debt securities	22%	15%
Investments in funds(a)	21%	21%
Real estate	1%	2%
Other (mainly insurance assets – contracts and reserves)	26%	26%
Total	100%	100%

(a)

As at December 31, 2021, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (73%) - mainly corporate bonds, equity (15%) and other instruments (12%).  As at December 31, 2020, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (72%) - mainly corporate bonds, equity (13%) and other instruments (15%).

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2021 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	130	2	128	—
Government debt securities	87	—	87	—
Corporate debt securities	164	—	139	25
Investment funds	156	1	155	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	191	—	49	142
TOTAL	743	8	568	167

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2020 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	4	4	—	—
Equity securities	167	2	165	—
Government debt securities	86	—	86	—
Corporate debt securities	105	—	81	24
Investment funds	153	3	150	—
Real estate	11	—	11	—
Other (mainly insurance assets – contracts and reserves)	192	—	54	138
TOTAL	718	9	547	162

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2021 and December 31, 2021 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2021	162
Contributions (employer and employee)	15
Actual return on plan assets	2
Net benefit payments (a)	1
Settlements	(8)
Foreign currency translation adjustment	(5)
December 31, 2021	167

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2020 and December 31, 2020 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2020	113
Contributions (employer and employee)	14
Actual return on plan assets	2
Net benefit payments (a)	11
Settlements	—
Transfer in Level 3	10
Foreign currency translation adjustment	12
December 31, 2020	162

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as at December 31, 2021 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2022	38	5
2023	39	4
2024	48	7
2025	57	9
2026	67	8
From 2027 to 2031	299	41